                     CLASS A, CLASS B AND CLASS C SHARES OF

                             AIM GLOBAL TRENDS FUND

                         Supplement dated June 12, 2003
                       to the Prospectus dated May 1, 2003


The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 4 of the Prospectus:

         "ANNUAL FUND OPERATING EXPENSES(3)

         ----------------------------------------------------------------------
         (expenses that are deducted
          from fund assets)           CLASS A        CLASS B        CLASS C
         ----------------------------------------------------------------------
         Management Fees               0.98%          0.98%          0.98%

         Distribution and/or
         Service (12b-1) Fees          0.50           1.00           1.00

         Other Expenses                0.57           0.57           0.57

         Total Annual Fund
         Operating Expenses            2.05           2.55           2.55

         Fee Waivers(4)                0.05           0.05           0.05

         Net Expenses                  2.00           2.50           2.50

----------

   (1) If you buy $1,000,000 or more of Class A Shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
   (2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
   (3) There is no guarantee that actual expenses will be the same as those shown in the table.
   (4) The investment advisor has contractually agreed to limit the fund's total operating expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. The expense limitation agreement is in effect through December 31, 2004.

You may also be charged a transaction or other fee by the financial institution managing your account.
    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge."



Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                            INITIAL                         ADDITIONAL
TYPE OF ACCOUNT                                            INVESTMENTS                     INVESTMENTS
------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans                  $      0 ($25 per AIM Fund                    $50
(includes section 401, 403 and 457 plans,                 investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                     deferrals from Employer-
                                                          Sponsored Retirement
                                                          Plans)
Systematic Purchase Plan                                  50                                       50
IRA, Roth IRA, or Coverdell ESA                          250                                       50
All other accounts                                     1,000                                       50

----------

The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

                             AIM GLOBAL TRENDS FUND

                     (SERIES PORTFOLIO OF AIM SERIES TRUST)

                      Supplement dated June 12, 2003 to the
              Statement of Additional Information dated May 1, 2003


The following information replaces paragraphs eight and nine in their entirety under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 30 of the Statement of Additional Information:

                  "AIM has voluntarily agreed to waive a portion of advisory fees payable by the Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board of Trustees. See "Description of the Fund and Its Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies.

                  AIM has contractually agreed through December 31, 2004, to limit the Fund's Total Annual Fund Operating Expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for the Fund's Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A shares to 2.00%, 2.50% and 2.50%, respectively. Such contractual fee waivers or reductions are set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM and the Fund."


The following information replaces in its entirety the fifth paragraph under the heading "BROKERAGE ALLOCATION AND OTHER PRACTICES - BROKERAGE SELECTION" on page 33 of the Statement of Additional Information:

                  "AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker- dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts."


The following information is added at the beginning of the section appearing under the heading "TRUSTEES AND OFFICERS - OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

"Kevin M. Carome(3) - 1956        2003     Director, Senior Vice President and General             N/A"
Senior Vice President                      Counsel, A I M Management Group Inc.
                                           (financial services holding company) and
                                           A I M Advisors, Inc.; and Vice President,
                                           A I M Capital Management, Inc.,
                                           A I M Distributors, Inc. and A I M Fund
                                           Services; Director, Vice President and General
                                           Counsel, Fund Management Company

                                           Formerly:  Senior Vice President and General
                                           Counsel, Liberty Financial Companies, Inc.;
                                           and Senior Vice President and General Counsel,
                                           Liberty Funds Group, LLC


----------

(3)     Mr. Carome became Senior Vice President of the Trust on May 13, 2003.